Other Financial Statement Information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Statement Information [Abstract]
Depreciation expense	$ 2.2	$ 2.1	$ 1.5
Capitalized software development costs	4.8	3.0
Amortization of capitalized software development costs	$ 2.5	$ 1.7	$ 0.7